Income taxes (Table)	12 Months Ended
Dec. 31, 2017
Income tax [abstract]
Significant components of income tax expense [Table Text Block]
Significant components of income tax expense
	Full year
(in USD million)	2017	2016	2015

Current income tax expense in respect of current year	(7,680)	(3,869)	(6,488)
Prior period adjustments	(124)	(158)	(91)

Current income tax expense	(7,805)	(4,027)	(6,579)

Origination and reversal of temporary differences	(904)	1,372	1,519
Change in tax regulations	(14)	(50)	(90)
Prior period adjustments	(100)	(20)	(74)

Deferred tax expense	(1,017)	1,302	1,355

Income tax expense	(8,822)	(2,724)	(5,225)

Reconciliation of statutory tax rate to effective tax rate [Table Text Block]
Reconciliation of statutory tax rate to effective tax rate
	Full year
(in USD million)	2017	2016	2015

Income/(loss) before tax	13,420	(178)	55

Calculated income tax at statutory rate1)	(3,827)	676	1,078
Calculated Norwegian Petroleum tax2)	(5,945)	(2,250)	(4,145)
Tax effect uplift2)	784	812	847
Tax effect of permanent differences regarding divestments	(85)	153	468
Tax effect of permanent differences caused by functional currency different from tax currency	(229)	(356)	719
Tax effect of other permanent differences	291	(48)	(2)
Tax effect of dispute with Angolan Ministry of Finance3)	496	0	0
Change in unrecognised deferred tax assets	(169)	(1,625)	(3,557)
Change in tax regulations	(14)	(50)	(90)
Prior period adjustments	(224)	(177)	(165)
Other items including currency effects	100	141	(376)

Income tax expense	(8,822)	(2,724)	(5,225)

Effective tax rate	65.7%	>(100%)	>100%

  The weighted average of statutory tax rates was positive 28.5% in 2017, positive 379.8% in 2016 and negative 1,950.2% in 2015. The tax rate in 2017, the high rate in 2016 and the change in average statutory tax rates from 2016 to 2017 is mainly caused by earnings composition between tax regimes with lower statutory tax rates and tax regimes with higher statutory tax rates. The high tax rate in 2016, the negative rate in 2015 and the change in average statutory tax rates from 2015 to 2016 was mainly caused by earnings composition between tax regimes with lower statutory tax rates and tax regimes with higher statutory tax rates. In both years there are positive income in tax regimes with relatively lower tax rates and losses, including impairments and provisions, in tax regimes with relatively higher tax rates.
  When computing the petroleum tax of 54% (55% from 2018) on income from the Norwegian continental shelf, an additional tax-free allowance, or uplift, is granted on the basis of the original capitalised cost of offshore production installations. The uplift may be deducted from taxable income for a period of four years starting in the year in which the capital expenditure is incurred. For investments made in 2017 the uplift is calculated at a rate of 5.4% per year, while the rate is 5.5% per year for investments made in 2014-2016. The rate is 5.3% per year from 2018 for new investments. Transitional rules apply to investments from 5 May 2013 covered by among others Plans for development and operation (PDOs) or Plans for installation and operation (PIOs) submitted to the Ministry of Oil and Energy prior to 5 May 2013. For these investments the rate is 7.5% per year. Unused uplift may be carried forward indefinitely. At year end 2017 and 2016, unrecognised uplift credits amounted to USD 2,003 million and USD 2,121 million, respectively.
  Tax effect of dispute with Angolan Ministry of Finance as described in note 23 Other commitments, contingent liabilities and contingent assets.

Deferred tax assets and liabilities [text block]
Deferred tax assets and liabilities comprise
(in USD million)	Tax losses carried forward	Property, plant and equipment and Intangible assets	Asset removal obligation	Pensions	Derivatives	Other	Total

Deferred tax at 31 December 2017
Deferred tax assets	4,459	259	8,049	738	34	763	14,302
Deferred tax liabilities	(0)	(19,027)	0	(11)	(27)	(451)	(19,515)

Net asset (liability) at 31 December 2017	4,459	(18,768)	8,049	728	7	312	(5,213)

Deferred tax at 31 December 2016
Deferred tax assets	4,283	233	7,078	743	138	849	13,323
Deferred tax liabilities	0	(16,797)	0	0	(270)	(488)	(17,555)

Net asset (liability) at 31 December 2016	4,283	(16,564)	7,078	743	(132)	361	(4,231)

Changes in net deferred tax liability during the year [Table Text Block]
Changes in net deferred tax liability during the year were as follows:
(in USD million)	2017	2016	2015

Net deferred tax liability at 1 January	4,231	5,399	7,881
Charged (credited) to the Consolidated statement of income	1,017	(1,302)	(1,355)
Other comprehensive income	38	(129)	461
Translation differences and other	(73)	264	(1,588)

Net deferred tax liability at 31 December	5,213	4,231	5,399

Disclosure of Net deferred tax assets and liabilities [Table Text Block]
	At 31 December
(in USD million)	2017	2016

Deferred tax assets	2,441	2,195
Deferred tax liabilities	7,654	6,427

Disclosure of unrecognised deferred tax assets [Table Text Block]
Unrecognised deferred tax assets
	At 31 December
	2017		2016
(in USD million)	Basis	Tax	Basis	Tax

Deductible temporary differences	3,415	1,409	3,431	1,360
Tax losses carried forward	17,412	4,661	17,440	6,557

Total	20,827	6,070	20,871	7,917